Exhibit 99.1

CHASE ISSUANCE TRUST

Form of Monthly Information Officer’s Certificate

Monthly Period: April 2008

The undersigned, a duly authorized representative of Chase Bank USA, National Association (the “Bank”), as Servicer pursuant to the Third Amended and Restated Transfer and Servicing Agreement, dated as of December 19, 2007 (as amended, supplemented or otherwise modified, the “Transfer and Servicing Agrenement”), among the Bank, as Transferor, Servicer and Administrator, Chase Issuance Trust, as Issuing Entity, and Wells Fargo Bank, National Association, as Indenture Trustee and Collateral Agent, does hereby certify as follows:

Item 1121(a)(1):

(a)	Record Date: April 30, 2008

(b)	Interest Period: April 15, 2008 through May 14, 2008

(1)	Interest Period for New Issuances:

C2008-1: April 1, 2008 through May 14, 2008

A2008-4: April 2, 2008 through May 14, 2008

A2008-5: April 3, 2008 through May 14, 2008

(c)	Determination Date: May 13, 2008

(d)	Distribution Date: May 15, 2008

CHASE BANK USA, NATIONAL ASSOCIATION, as Servicer

By:	/s/ Patricia Garvey
	Name:	Patricia Garvey
	Title:	Vice President